Accounts Payable and Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts payable	$ 7,566	$ 2,691
Accrued interest	14,189	1,032
Accrued real estate taxes	15,510	899
Accrued OPP obligation	59,400	0
Accrued merger costs	673,990	93,409
Accrued other	38,245	6,353
Accounts payable and accrued expenses	$ 808,900	$ 104,384